Impairment of Jaguar Land Rover Business (Tables)	12 Months Ended
Mar. 31, 2021
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Summary Of Key Assumptions Used To Calculate The Recoverable Amount
The value of key assumptions used to calculate the recoverable amount are as follows:

	As at March 31,
	2021	2020
Terminal value variable profit (%GVR)	21.4%	19.7%
Terminal value capital expenditures (%GVR)	8.9%	9.1%

Summary Of Value Assigned To The Key Assumptions Must Change For The Recoverable Amount Of The CGU
The table below shows the amount by which the value assigned to the key assumptions must change for the recoverable amount of the CGU to be equal to its carrying amount:

	As at March 31,
	2021		2020
	Revised Assumption	% Change	Revised Assumption	% Change
Terminal value variable profit (%GVR)	20.1%	-6.3%	19.5%	-0.9%
Terminal value capital expenditures (%GVR)	10.2%	15.1%	9.3%	1.9%